Regulatory Requirements - Schedule of Capital Requirements (Details) - Solomon JFZ (Asia) Holdings Limited [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Capital Requirements [Line Items]
Minimum liquid capital requirements	$ 384	$ 386
Capital levels maintained	$ 2,689	$ 3,957